Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties
Schedule of transactions between related parties

ITAÚ UNIBANCO HOLDING	12/31/2023				12/31/2022
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	321	-	321	-	676	3,835	4,511
Loan operations	-	355	324	679	-	109	668	777
Securities and derivatives (asset and liability position)	1,307	317	3,096	4,720	1,199	548	4,584	6,331
Other assets	1	357	39	397	1	166	10	177
Total assets	1,308	1,350	3,459	6,117	1,200	1,499	9,097	11,796

Liabilities
Deposits	-	(92)	(1,306)	(1,398)	-	(127)	(2,426)	(2,553)
Deposits received under securities repurchase agreements	-	(119)	(75)	(194)	-	-	(19)	(19)
Funds from acceptances and issuance of securities	-	-	(82)	(82)	-	-	(49)	(49)
Other liabilities	(8)	(9)	(1,072)	(1,089)	(21)	(9)	(255)	(285)
Total Liabilities	(8)	(220)	(2,535)	(2,763)	(21)	(136)	(2,749)	(2,906)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2023				01/01 to 12/31/2022				01/01 to 12/31/2021
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome related to financial operations	173	48	629	850	166	51	969	1,186	74	34	314	422
Expenses related to financial operations	-	(20)	(298)	(318)	-	(7)	(187)	(194)	-	(2)	(35)	(37)
Other operating revenues / (expenses)	14	(81)	(196)	(263)	13	(98)	(60)	(145)	13	-	(186)	(173)
lncome	187	(53)	135	269	179	(54)	722	847	87	32	93	212

Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 185, Liabilities of R$ (7,099) and Results of R$ (62) (R$ 162, R$ (6,427) at 12/31/2022 and R$ 16 and R$ (20) from 01/01 to 12/31/2022 and 01/01 to 12/31/2021, respectively).

b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

Schedule of compensation and benefits of key management personnel

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Fees	(686)	(603)	(460)
Profit sharing	(275)	(255)	(208)
Post-employment benefits	(6)	(5)	(9)
Share-based payment plan	(179)	(142)	(120)
Total	(1,146)	(1,005)	(797)